Note 7 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Dry-docking and Special Survey Costs
Balance, January 1, 2017	$20,367
Additions	1,802
Amortization	(3,911)
Write-off	(2)
Balance, June 30, 2017	$18,256